NET INCOME (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2010	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net income (loss) per share
Net income attributable to iKang Healthcare Group, Inc.		$ 27,113	$ 21,607	$ 12,111
Deemed dividend		100	20,436	84,306
Undistributed earnings allocated to preferred shareholders		201	7,310	2,818
Net (loss)/income attributable to common and preferred shareholders of iKang Healthcare Group, Inc		26,812	(6,139)	(75,013)
Numerator:
Net (loss) income attributed to common shareholders for computing net income per common share- basic and diluted		$ 26,812	$ (6,139)	$ (75,013)
Denominator:
Weighted average common shares outstanding used in computing diluted net income per common share-basic		32,884,357	6,340,005	6,683,678
Weighted average shares outstanding used in computing net income per common shares-diluted		34,114,872	6,340,005	6,683,678
Net (loss) income per common share attributable to iKang Guobin Healthcare Group, Inc.-basic (in dollars per share)		$ 0.82	$ (0.97)	$ (11.22)
Net (loss) income per common share attributable to iKang Guobin Healthcare Group, Inc.-diluted (in dollars per share)		$ 0.79	$ (0.97)	$ (11.22)
Additional disclosures
Common shares resulting from the assumed conversion or options, excluded with anti-dilutive effect		0
Options
Additional disclosures
Common shares resulting from the assumed conversion or options, excluded with anti-dilutive effect			988,507	355,410
Series A convertible redeemable participating preferred shares
Net income (loss) per share
Deemed dividend		$ 5		$ 5,112
Undistributed earnings allocated to preferred shareholders		3	$ 118	150
Numerator:
Total attribution to participating preferred stockholders		$ 8	$ 118	$ 5,262
Denominator:
Weighted average shares outstanding used in computing net income per common shares-diluted		23,993	1,094,668	1,386,984
Net income per convertible redeemable participating preferred shares (in dollars per share)		$ 0.33	$ 0.11	$ 3.79
Additional disclosures
Common shares resulting from the assumed conversion or options, excluded with anti-dilutive effect			1,094,668	1,386,984
Series B convertible redeemable participating preferred shares
Net income (loss) per share
Deemed dividend		$ 3		$ 5,204
Undistributed earnings allocated to preferred shareholders		3	$ 130	200
Numerator:
Total attribution to participating preferred stockholders		$ 6	$ 130	$ 5,404
Denominator:
Weighted average shares outstanding used in computing net income per common shares-diluted		15,044	686,368	1,054,620
Net income per convertible redeemable participating preferred shares (in dollars per share)		$ 0.40	$ 0.19	$ 5.13
Additional disclosures
Common shares resulting from the assumed conversion or options, excluded with anti-dilutive effect			686,368	1,054,620
Series C shares
Net income (loss) per share
Deemed dividend		$ 9		$ 4,366
Undistributed earnings allocated to preferred shareholders		6	$ 231	265
Numerator:
Total attribution to participating preferred stockholders		$ 15	$ 231	$ 4,631
Denominator:
Weighted average shares outstanding used in computing net income per common shares-diluted		42,627	1,944,854	2,069,410
Net income per convertible redeemable participating preferred shares (in dollars per share)		$ 0.35	$ 0.12	$ 2.24
Additional disclosures
Common shares resulting from the assumed conversion or options, excluded with anti-dilutive effect			1,944,954	2,069,410
Series D shares
Net income (loss) per share
Deemed dividend		$ 27	$ 1,945	$ 14,875
Undistributed earnings allocated to preferred shareholders		19	789	831
Numerator:
Total attribution to participating preferred stockholders		$ 46	$ 2,734	$ 15,706
Denominator:
Weighted average shares outstanding used in computing net income per common shares-diluted		121,896	5,717,326	6,088,557
Net income per convertible redeemable participating preferred shares (in dollars per share)		$ 0.38	$ 0.48	$ 2.58
Additional disclosures
Common shares resulting from the assumed conversion or options, excluded with anti-dilutive effect			5,717,326	6,088,557
Series E convertible redeemable participating preferred shares
Net income (loss) per share
Deemed dividend		$ 21		$ 20,308
Undistributed earnings allocated to preferred shareholders		33	$ 1,323	1,324
Numerator:
Total attribution to participating preferred stockholders		$ 54	$ 1,323	$ 21,632
Denominator:
Weighted average shares outstanding used in computing net income per common shares-diluted		94,015	4,289,457	4,289,457
Net income per convertible redeemable participating preferred shares (in dollars per share)		$ 0.57	$ 0.31	$ 5.04
Additional disclosures
Common shares resulting from the assumed conversion or options, excluded with anti-dilutive effect			4,289,457	4,289,457
Series F convertible redeemable participating preferred shares
Net income (loss) per share
Deemed dividend		$ 35	$ 18,491	$ 34,441
Undistributed earnings allocated to preferred shareholders		137	4,719	48
Numerator:
Total attribution to participating preferred stockholders		$ 172	$ 23,210	$ 34,489
Denominator:
Weighted average shares outstanding used in computing net income per common shares-diluted		157,911	6,075,702	63,763
Net income per convertible redeemable participating preferred shares (in dollars per share)		$ 1.09	$ 3.82	$ 540.89
Additional disclosures
Common shares resulting from the assumed conversion or options, excluded with anti-dilutive effect			6,075,702	63,763
Class A common shares
Additional disclosures
Stock dividend (in shares)	251,079